GENERAL AND ADMINSTRATIVE EXPENSES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Analysis of income and expense [abstract]
Salaries	$ 21.6	$ 23.1
Director fees and expenses	1.1	0.9
Professional and consulting fees	5.3	5.6
Other administration costs	4.5	4.7
Share-based compensation	8.2	7.4
(Gain) on cash flow hedge	(0.2)	(0.4)
Depreciation expense	1.5	0.8
General and administrative	$ 42.0	$ 42.1